ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 05, 2026	Jun. 30, 2026	Mar. 22, 2026	Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2024
NOTES PAYABLE
Accounts payable - trade		$ 380		$ 4,435		$ 843
Payroll liabilities		257		39		397
Accrued expenses		38		129
Accrued expenses - other				129		158
VAT payable						287
Accrued expenses - audit & accounting fees						106
Total accounts payable and accrued expenses		$ 675		$ 4,603		$ 1,791
Warrants to purchase shares of common stock	7,703
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Exercise price of warrant	$ 137.5		$ 29.06		$ 137.5
Prefunded Warrant [Member]
NOTES PAYABLE
Warrants to purchase shares of common stock	6,696
Gross proceeds received related to note payable	$ 2,000